FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2022
FINANCIAL INSTRUMENTS

14. FINANCIAL INSTRUMENTS

Fair values of non-derivative financial instruments

All financial assets and financial liabilities, other than derivatives, are initially recognized at the fair value of consideration paid or received, net of transaction costs, as appropriate, and are subsequently carried at fair value or amortized cost. At September 30, 2022, the carrying amounts of trade and other payables and other current assets are considered to be reasonable approximations of their respective fair values due to the short-term nature of these instruments. The methods and assumptions used in estimating the fair value of other financial assets and liabilities are as follows:

Embedded derivatives – provisional pricing

Revenues from the sale of metals produced are based on provisional prices at the time of shipment. Variations between the price recorded at the time of sale and the actual final price received from the customer are caused by changes in market prices for metals sold and final settlement weights and assays, which result in an embedded derivative in trade receivables. The embedded derivative is recorded at fair value each reporting period until settlement occurs, with the changes in fair value recorded to revenues.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

Fair value hierarchy

The three levels of the fair value hierarchy are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data.

		September 30	December 31
	Fair value	2022	2021
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	-	407
Warrants	Level 2	3	47
Trade receivables from provisionally priced sales	Level 2	891	326
		894	780

There were no transfers between levels 1, 2 or 3 during the nine months ended September 30, 2022.

Valuation techniques and inputs used to determine fair values include:

●	Marketable securities – the use of quoted market prices
●	Warrants – based on a Black-Scholes model which uses quoted observable inputs
●	Trade receivables from provisionally priced sales – key inputs are payable metal and future metal prices, marked-to-market based on a quoted forward price and final settlement weights and assays